Inventories	12 Months Ended
Mar. 31, 2012
Inventory Disclosure [Abstract]
Inventories
5. Inventories

Inventories, net of allowances, by major categories are summarized as follows:

	March 31,
	2011	2012
Raw materials	$12,280	$8,440
Work-in-progress	4,167	5,262
Finished goods	3,070	2,150
	$19,517	$15,852

Obsolescence allowance for inventory is as follows:

	March 31
	2010	2011	2012
Balance at beginning of the year	3,330	$3,281	$4,416
Additional charges	573	1,408	263
Written off	(622)	(273)	(968)
Balance at the end of the year	$3,281	$4,416	$3,711